Deposits (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Deposit Liabilities

Deposits

(millions of Canadian dollars)							As at
	By Type			By Country			January 31 2021	October 31 2020
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$22,424	$555,842	$56,967	$282,559	$352,674	$–	$635,233	$625,200
Banks[2]	12,672	471	9,851	17,813	132	5,049	22,994	28,969
Business and government[3]	113,103	203,914	163,952	335,392	143,363	2,214	480,969	481,164
Trading[2]	–	–	47,154	25,516	13,690	7,948	47,154	19,177
Designated at fair value through profit or loss[2,4]	–	–	49,045	17,145	27,110	4,790	49,045	59,626
Total	$148,199	$760,227	$326,969	$678,425	$536,969	$20,001	$1,235,395	$1,214,136
Non-interest-bearing deposits included above
In domestic offices							$57,567	$55,920
In foreign offices							73,353	76,099
Interest-bearing deposits included above
In domestic offices							620,858	604,625
In foreign offices							483,608	472,913
U.S. federal funds deposited[2]							9	4,579
Total[3,5]							$1,235,395	$1,214,136

[1]

Includes $32.54 billion (October 31, 2020 – $27.58 billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at January 31, 2021, includes $38.7 billion relating to covered bondholders (October 31, 2020 – $40.5 billion) and $1.2 billion (October 31, 2020 – $1.2 billion) due to TD Capital Trust lV.
[4]

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet consist of deposits designated at FVTPL and $42 million (October 31, 2020 – $39 million) of loan commitments and financial guarantees designated at FVTPL.

[5]

As at January 31, 2021, includes deposits of $721 billion (October 31, 2020 – $708 billion) denominated in U.S. dollars and $43 billion (October 31, 2020 – $44 billion) denominated in other foreign currencies.